Seward & Kissel LLP

1901 L Street, NW

Suite 700

Washington, DC 20036

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

September 2, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Fixed-Income Shares, Inc.
– AB Government Money Market Portfolio
(File No. 33-34001)

Dear Sir or Madam:

On behalf of AB Fixed-Income Shares, Inc. (the “Fund”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund’s registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on August 27, 2026.

Please call me at the above-referenced number if you have any questions regarding the attached.

Very truly yours,

/s/ Lauren A. Clise
Lauren A. Clise